Condensed Consolidated Balance Sheets (Unaudited) (Parenthetical) - $ / shares	Dec. 25, 2021	Jun. 26, 2021
Class of Warrant or Right [Line Items]
Preferred Stock, Par Value	$ 0	$ 0
Preferred Stock, Shares Issued	0	0
Preferred Stock, Shares Outstanding	0	0
Subordinate Voting Shares [Member]
Class of Warrant or Right [Line Items]
Subordinate voting, shares issued	1,200,119,292
Subordinate voting, shares outstanding	1,200,119,292
Subordinate voting, shares issued		726,866,374
Subordinate voting, shares outstanding		726,866,374